Trade and other receivables - Valuation allowance for doubtful accounts (Details) - Trade and other receivables - Accumulated impairment - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables
Financial assets at beginning of period	€ 3,157	€ 3,246
Deductions	(556)	(357)
Other changes	162	(75)
Financial assets at end of period	3,313	3,157
Performing receivables
Trade and other receivables
Additions	202	112
Deductions	(135)	(82)
Defaulted receivables
Trade and other receivables
Additions	348	231
Deductions	€ (421)	€ (275)